Significant Accounting Policies and Recent Accounting Pronouncements, Accounts Receivable Trade (Details) - USD ($)	3 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2017	Dec. 31, 2019	Sep. 30, 2018
Accounts Receivable Trade [Abstract]
Provision for doubtful accounts	$ 0	$ 0	$ 0	$ 0